SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Allowance for doubtful debts	$ 57	$ 31
Advertising costs	89	88	63
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	24,529,883	13,603,600	9,926,938
Total revenue [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	52.00%	71.00%	73.00%
Total revenue [Member] | Customer One [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	42.00%	48.00%	49.00%
Accounts receivable [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	37.00%	53.00%
United States [Member]
Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	3,790
Europe, Japan and Israel [Member]
Accounting Policies [Line Items]
Total cash balance not insured by the FDIC	6,391
Stock Options [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	150,000	210,000
Shares Issuable upon Conversion of Convertible Notes Payable to Related Party[Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	24,379,883	13,393,600	9,926,938
Minimum [Member]
Accounting Policies [Line Items]
Ownership interest	20.00%
Maximum [Member]
Accounting Policies [Line Items]
Ownership interest	50.00%
FDIC Insured amount	250
Equipment and facilities [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years
Equipment and facilities [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	20 years
Internal-use software [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Vehicles [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years
Vehicles [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Certificate of deposit [Member]
Accounting Policies [Line Items]
Restricted cash	3,500	3,500
Cash collateral for outstanding letters of credit [Member]
Accounting Policies [Line Items]
Restricted cash	285	285
Cash Restricted For Payments To Local Tax Authorities [Member]
Accounting Policies [Line Items]
Restricted cash	$ 3,211	$ 1,622